Share Capital and Reserves	12 Months Ended
Mar. 31, 2020
Miscellaneous equity [abstract]
Share Capital and Reserves
(a)	Authorized and outstanding share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value (“Common Shares”) and an unlimited number of preferred shares. All issued Common Shares are fully paid. No preferred shares have been issued.

As at March 31, 2020, there were 175,602,894 Common Shares issued and outstanding (March 31, 2019 – 170,602,894).

(b)	Issued share capital

In December 2019, the Company amended its option agreement with GFTEC to purchase GFTEC’s 51% interest in the PINE Property (the “Transaction”). Upon completion of the Transaction, the Company would hold a 100% interest in the PINE mineral claims having completed the purchase of Cascadero’s 49% interest in the PINE Property in the prior year (note 6(b)). On January 6, 2020, the Company concluded the Transaction by issuing 5,000,000 Common Shares to GFTEC.

During the year ended March 31, 2019, the Company issued 1,816,667 Common Shares pursuant to property agreements (note 6(b)).

During the year ended March 31, 2018, the Company issued 3,761,111 Common Shares pursuant to property agreements (note 6(b)).

In September 2017, the Company completed a private placement financing, issuing 13,045,500 Common Shares at a price of $0.20 per Common Share for gross proceeds of $2,609,100 and incurred share issuance costs of $127,800 for net proceeds of $2,481,300.

In September 2017, the Company issued 6,555,555 Common Shares pursuant to the exercise of share purchase warrants, for proceeds of $540,000 (note 9(d)).

(c)	Share purchase options

The following summarizes changes in the Company’s share purchase options (the “Options”):

Continuity of Options	Year ended March 31, 2020
	Number of Options	Weighted average exercise price
Outstanding – Beginning balance	—	—
Granted	2,000,000	$0.05
Expired	—	—
Outstanding – Ending balance	2,000,000	$0.05

Awards vesting in several tranches ranging from 6 months to 18 months from the date of grant.

During the year ended March 31, 2020, the Company recognized share-based compensation expense of $42,124 (2019 – nil).

The following summarizes information on the options outstanding and exercisable as at March 31, 2020:

	Options outstanding		Options exercisable
Exercise price	Number of Options	Weighted average remaining contractual life (years)	Number of Options	Weighted average remaining contractual life (years)
$0.05	2,000,000	4.51	500,000	4.51
Total	2,000,000	4.51	500,000	4.51

(d)	Share purchase warrants

The following common share purchase warrants were outstanding at March 31, 2020 and 2019:

	Exercise price	March 31, 2020	March 31, 2019
Issued pursuant to a loan agreement (note 9(d)(i))	$0.08	—	5,000,000
Issued pursuant to the Loan (note 9(d)(ii))	$0.05	16,000,000	—
Total		16,000,000	5,000,000

(i)	2016 loan bonus warrants

In November 2016, 10,000,000 share purchase warrants were issued pursuant to a loan agreement. The fair value of these warrants at issue was determined to be $607,406 at $0.06 per warrant using the Black- Scholes pricing model and based on the following assumptions: risk-free rate of 0.79%; expected volatility of 135%; underlying market price of $0.08; strike price of $0.08; expiry term of 3 years; and, dividend yield of nil.

In September 2017, 5,000,000 of these warrants were exercised. The remainder of these warrants expired in November 2019.

(ii)	2019 loan bonus warrants

In December 2019, 16,000,000 share purchase warrants were issued pursuant to the Loan (note 8(a)). The fair value of these warrants at issue was determined to be $490,449 at $0.03 per warrant using the Black-Scholes pricing model and based on the following assumptions: risk-free rate of 1.57%; expected volatility of 144%; underlying market price of $0.035; strike price of $0.05; expiry term of 5 years; and, dividend yield of nil.